INVENTORY (Tables)	12 Months Ended
Jan. 31, 2019
INVENTORY [abstract]
Schedule of Inventories
	January 31,	January 31,	January 31,
	2019	2018	2017

Finished goods	$2,283,439	$-	$-
Work in progress	4,575,595	-	-
	$6,859,034	$-	$-